Share Capital (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Schedule of share capital [Abstract]
In issue at 31 December	190,968
In issue at 1 January		$ 8,592	$ 8,141
Issued for cash			311
Issued in lieu of consultancy fees		7
Conversion of Convertible Loan notes
Conversion of warrants			56
Conversion of Loan			82
In lieu of commission			2
In issue at 31 December		$ 8,599	$ 8,592
Ordinary Shares [Member]
Schedule of share capital [Abstract]
In issue at 1 January		136,463,818	125,054,805
Issued for cash			7,742,167
Issued in lieu of consultancy fees		190,698
Conversion of Convertible Loan notes
Conversion of warrants			1,454,644
Conversion of Loan			2,137,625
In lieu of commission			74,577
In issue at 31 December		136,654,516	136,463,818
Deferred Shares [Member]
Schedule of share capital [Abstract]
In issue at 1 January
Issued for cash
Issued in lieu of consultancy fees
Conversion of Convertible Loan notes
Conversion of warrants
In lieu of commission
In issue at 31 December